Long Term Liabilities to Banks and Others (Details) - Schedule of long term liabilities to banks and others composition - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Long Term Liabilities to Banks and Others (Details) - Schedule of long term liabilities to banks and others composition [Line Items]
Long-term liabilities	$ 246,459
Current maturities	89,230
Long-term liabilities net of current maturities	$ 157,229
Total long-term liabilities net of current maturities		$ 180,316
NIS (Unlinked) [Member]
Long Term Liabilities to Banks and Others (Details) - Schedule of long term liabilities to banks and others composition [Line Items]
Currency	NIS (Unlinked)
Long-term liabilities	$ 231,259
Current maturities	85,280
Long-term liabilities net of current maturities	$ 145,979
Total long-term liabilities net of current maturities		180,116
NIS (Unlinked) [Member] | Minimum [Member]
Long Term Liabilities to Banks and Others (Details) - Schedule of long term liabilities to banks and others composition [Line Items]
Interest rate	1.40%
NIS (Unlinked) [Member] | Maximum [Member]
Long Term Liabilities to Banks and Others (Details) - Schedule of long term liabilities to banks and others composition [Line Items]
Interest rate	5.00%
NIS (Linked to USD) [Member]
Long Term Liabilities to Banks and Others (Details) - Schedule of long term liabilities to banks and others composition [Line Items]
Currency	NIS Linked to USD
Long-term liabilities	$ 15,200
Current maturities	3,950
Long-term liabilities net of current maturities	$ 11,250
Total long-term liabilities net of current maturities		$ 200